SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$ (5,460)	$ (3,325)
Less: accumulating dividend on preferred stock	0	0
Net Income (Loss) Available to Common Stockholders, Basic, Total	(5,460)	(3,325)
Number of shares used in per share computation	55,628,904	45,267,803
Basic net (loss) per share (in dollors per share)	$ (0.10)	$ (0.07)
Common Stock [Member]
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$ 0	$ 0
Number of shares used in per share computation	55,628,904	45,267,803